FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Derivatives	$ 14,025	$ 11,399
Investment securities, available for sale	1,190,642	840,468
Liabilities
Derivatives	14,179	11,916
Fair Value, Measurements, Recurring
Assets
Derivatives	14,111	11,399
Investment securities, available for sale	1,190,642	840,468
Total	1,204,753	851,867
Liabilities
Derivatives	14,243	13,662
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	8,583	8,406
Total	8,583	8,406
Liabilities
Derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	14,111	11,399
Investment securities, available for sale	1,182,059	832,062
Total	1,196,170	843,461
Liabilities
Derivatives	14,243	13,662
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	0	0
Total	0	0
Liabilities
Derivatives	$ 0	$ 0